Fidelity Advisor Biotechnology Fund
Fund Summary Fund/Class: Fidelity Advisor® Biotechnology Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Biotechnology Fund	Fidelity Advisor Biotechnology Fund - Class A		Fidelity Advisor Biotechnology Fund - Class T		Fidelity Advisor Biotechnology Fund - Class B		Fidelity Advisor Biotechnology Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Biotechnology Fund	Fidelity Advisor Biotechnology Fund - Class A	Fidelity Advisor Biotechnology Fund - Class T	Fidelity Advisor Biotechnology Fund - Class B	Fidelity Advisor Biotechnology Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.54%	0.58%	0.54%	0.54%
Total annual operating expenses	1.35%	1.64%	2.10%	2.10%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Biotechnology Fund (USD $)	Fidelity Advisor Biotechnology Fund - Class A	Fidelity Advisor Biotechnology Fund - Class T	Fidelity Advisor Biotechnology Fund - Class B	Fidelity Advisor Biotechnology Fund - Class C
1 year	705	511	713	313
3 years	978	849	958	658
5 years	1,272	1,211	1,329	1,129
10 years	2,105	2,226	2,150	2,431

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Biotechnology Fund (USD $)	Fidelity Advisor Biotechnology Fund - Class A	Fidelity Advisor Biotechnology Fund - Class T	Fidelity Advisor Biotechnology Fund - Class B	Fidelity Advisor Biotechnology Fund - Class C
1 year	705	511	213	213
3 years	978	849	658	658
5 years	1,272	1,211	1,129	1,129
10 years	2,105	2,226	2,150	2,431

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	21.21%	June 30, 2001
Lowest Quarter Return	-34.55%	March 31, 2001
Year-to-Date Return	18.17%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Biotechnology Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Biotechnology Fund - Class A	4.35%	1.36%	(2.54%)
Return Before Taxes Fidelity Advisor Biotechnology Fund - Class T	6.67%	1.58%	(2.56%)
Return Before Taxes Fidelity Advisor Biotechnology Fund - Class B	4.95%	1.42%	(2.50%)
Return Before Taxes Fidelity Advisor Biotechnology Fund - Class C	8.95%	1.80%	(2.71%)
Return After Taxes on Distributions Fidelity Advisor Biotechnology Fund - Class A	4.35%	1.15%	(2.65%)
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Biotechnology Fund - Class A	2.83%	1.15%	(2.13%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Biotechnology 25/50 Index (reflects no deduction for fees, expenses, or taxes)	9.89%	3.26%	1.54%

Fidelity Advisor Communications Equipment Fund
Fund Summary Fund/Class: Fidelity Advisor® Communications Equipment Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Communications Equipment Fund	Fidelity Advisor Communications Equipment Fund - Class A		Fidelity Advisor Communications Equipment Fund - Class T		Fidelity Advisor Communications Equipment Fund - Class B		Fidelity Advisor Communications Equipment Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Communications Equipment Fund	Fidelity Advisor Communications Equipment Fund - Class A	Fidelity Advisor Communications Equipment Fund - Class T	Fidelity Advisor Communications Equipment Fund - Class B	Fidelity Advisor Communications Equipment Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.83%	0.91%	0.91%	0.84%
Total annual operating expenses	1.64%	1.97%	2.47%	2.40%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Communications Equipment Fund (USD $)	Fidelity Advisor Communications Equipment Fund - Class A	Fidelity Advisor Communications Equipment Fund - Class T	Fidelity Advisor Communications Equipment Fund - Class B	Fidelity Advisor Communications Equipment Fund - Class C
1 year	732	543	750	343
3 years	1,063	947	1,070	748
5 years	1,415	1,375	1,516	1,280
10 years	2,407	2,565	2,506	2,736

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Communications Equipment Fund (USD $)	Fidelity Advisor Communications Equipment Fund - Class A	Fidelity Advisor Communications Equipment Fund - Class T	Fidelity Advisor Communications Equipment Fund - Class B	Fidelity Advisor Communications Equipment Fund - Class C
1 year	732	543	250	243
3 years	1,068	947	770	748
5 years	1,415	1,375	1,316	1,280
10 years	2,407	2,565	2,506	2,736

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor Developing Communications Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	38.64%	June 30, 2009
Lowest Quarter Return	-34.58%	September 30, 2001
Year-to-Date Return	3.13%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Communications Equipment Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Communications Equipment Fund - Class A	21.44%	4.31%	0.41%
Return Before Taxes Fidelity Advisor Communications Equipment Fund - Class T	24.00%	4.54%	0.40%
Return Before Taxes Fidelity Advisor Communications Equipment Fund - Class B	22.84%	4.42%	0.48%
Return Before Taxes Fidelity Advisor Communications Equipment Fund - Class C	26.88%	4.76%	0.25%
Return After Taxes on Distributions Fidelity Advisor Communications Equipment Fund - Class A	21.44%	4.26%	0.39%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Communications Equipment Fund - Class A	13.94%	3.70%	0.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
S&P® Custom Communications Equipment Index (reflects no deduction for fees, expenses, or taxes)	15.58%	3.46%	(6.38%)

Fidelity Advisor Consumer Discretionary Fund
Fund Summary Fund/Class: Fidelity Advisor® Consumer Discretionary Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Consumer Discretionary Fund	Fidelity Advisor Consumer Discretionary Fund - Class A		Fidelity Advisor Consumer Discretionary Fund - Class T		Fidelity Advisor Consumer Discretionary Fund - Class B		Fidelity Advisor Consumer Discretionary Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Consumer Discretionary Fund	Fidelity Advisor Consumer Discretionary Fund - Class A	Fidelity Advisor Consumer Discretionary Fund - Class T	Fidelity Advisor Consumer Discretionary Fund - Class B	Fidelity Advisor Consumer Discretionary Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.58%	0.60%	0.59%	0.55%
Total annual operating expenses	1.39%	1.66%	2.15%	2.11%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Consumer Discretionary Fund (USD $)	Fidelity Advisor Consumer Discretionary Fund - Class A	Fidelity Advisor Consumer Discretionary Fund - Class T	Fidelity Advisor Consumer Discretionary Fund - Class B	Fidelity Advisor Consumer Discretionary Fund - Class C
1 year	708	513	718	314
3 years	990	855	973	661
5 years	1,292	1,221	1,354	1,134
10 years	2,148	2,247	2,199	2,441

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Consumer Discretionary Fund (USD $)	Fidelity Advisor Consumer Discretionary Fund - Class A	Fidelity Advisor Consumer Discretionary Fund - Class T	Fidelity Advisor Consumer Discretionary Fund - Class B	Fidelity Advisor Consumer Discretionary Fund - Class C
1 year	708	513	218	214
3 years	990	855	673	661
5 years	1,292	1,221	1,154	1,134
10 years	2,148	2,247	2,199	2,441

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 179% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor Consumer Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.90%	September 30, 2009
Lowest Quarter Return	-22.53%	December 31, 2008
Year-to-Date Return	3.72%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Consumer Discretionary Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Consumer Discretionary Fund - Class A	23.45%	2.57%	2.66%
Return Before Taxes Fidelity Advisor Consumer Discretionary Fund - Class T	26.04%	2.82%	2.66%
Return Before Taxes Fidelity Advisor Consumer Discretionary Fund - Class B	25.04%	2.71%	2.72%
Return Before Taxes Fidelity Advisor Consumer Discretionary Fund - Class C	29.10%	3.04%	2.50%
Return After Taxes on Distributions Fidelity Advisor Consumer Discretionary Fund - Class A	23.45%	1.66%	2.08%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Consumer Discretionary Fund - Class A	15.24%	1.94%	2.12%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Consumer Discretionary 25/50 Index (reflects no deduction for fees, expenses, or taxes)	30.87%	4.24%	4.51%

Fidelity Advisor Electronics Fund
Fund Summary Fund/Class: Fidelity Advisor® Electronics Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Electronics Fund	Fidelity Advisor Electronics Fund - Class A		Fidelity Advisor Electronics Fund - Class T		Fidelity Advisor Electronics Fund - Class B		Fidelity Advisor Electronics Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Electronics Fund	Fidelity Advisor Electronics Fund - Class A	Fidelity Advisor Electronics Fund - Class T	Fidelity Advisor Electronics Fund - Class B	Fidelity Advisor Electronics Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.08%	1.19%	1.20%	1.14%
Total annual operating expenses	1.89%	2.25%	2.76%	2.70%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Electronics Fund (USD $)	Fidelity Advisor Electronics Fund - Class A	Fidelity Advisor Electronics Fund - Class T	Fidelity Advisor Electronics Fund - Class B	Fidelity Advisor Electronics Fund - Class C
1 year	756	570	779	373
3 years	1,135	1,029	1,156	838
5 years	1,538	1,513	1,659	1,430
10 years	2,659	2,844	2,783	3,032

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Electronics Fund (USD $)	Fidelity Advisor Electronics Fund - Class A	Fidelity Advisor Electronics Fund - Class T	Fidelity Advisor Electronics Fund - Class B	Fidelity Advisor Electronics Fund - Class C
1 year	756	570	279	273
3 years	1,135	1,029	856	838
5 years	1,538	1,513	1,459	1,430
10 years	2,659	2,844	2,783	3,032

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 166% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	47.40%	December 31, 2001
Lowest Quarter Return	-41.17%	September 30, 2002
Year-to-Date Return	3.23%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Electronics Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Electronics Fund - Class A	9.77%	0.88%	(1.48%)
Return Before Taxes Fidelity Advisor Electronics Fund - Class T	12.05%	1.10%	(1.48%)
Return Before Taxes Fidelity Advisor Electronics Fund - Class B	10.59%	0.93%	(1.39%)
Return Before Taxes Fidelity Advisor Electronics Fund - Class C	14.61%	1.32%	(1.62%)
Return After Taxes on Distributions Fidelity Advisor Electronics Fund - Class A	9.77%	0.87%	(1.48%)
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Electronics Fund - Class A	6.35%	0.75%	(1.25%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Semiconductors & Semiconductor Equipment 25/50 Index (reflects no deduction for fees, expenses, or taxes)	16.14%	0.39%

Fidelity Advisor Energy Fund
Fund Summary Fund/Class: Fidelity Advisor® Energy Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Energy Fund	Fidelity Advisor Energy Fund - Class A		Fidelity Advisor Energy Fund - Class T		Fidelity Advisor Energy Fund - Class B		Fidelity Advisor Energy Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Energy Fund	Fidelity Advisor Energy Fund - Class A	Fidelity Advisor Energy Fund - Class T	Fidelity Advisor Energy Fund - Class B	Fidelity Advisor Energy Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.35%	0.31%	0.37%	0.34%
Total annual operating expenses	1.16%	1.37%	1.93%	1.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Energy Fund (USD $)	Fidelity Advisor Energy Fund - Class A	Fidelity Advisor Energy Fund - Class T	Fidelity Advisor Energy Fund - Class B	Fidelity Advisor Energy Fund - Class C
1 year	686	485	696	293
3 years	922	769	906	597
5 years	1,177	1,074	1,242	1,026
10 years	1,903	1,939	1,960	2,222

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Energy Fund (USD $)	Fidelity Advisor Energy Fund - Class A	Fidelity Advisor Energy Fund - Class T	Fidelity Advisor Energy Fund - Class B	Fidelity Advisor Energy Fund - Class C
1 year	686	485	196	193
3 years	922	769	606	597
5 years	1,177	1,074	1,042	1,026
10 years	1,903	1,939	1,960	2,222

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor Natural Resources Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.38%	December 31, 2010
Lowest Quarter Return	-38.14%	September 30, 2008
Year-to-Date Return	10.57%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Energy Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Energy Fund - Class A	12.03%	4.97%	8.96%
Return Before Taxes Fidelity Advisor Energy Fund - Class T	14.45%	5.23%	9.00%
Return Before Taxes Fidelity Advisor Energy Fund - Class B	12.95%	5.12%	9.04%
Return Before Taxes Fidelity Advisor Energy Fund - Class C	16.98%	5.44%	8.83%
Return After Taxes on Distributions Fidelity Advisor Energy Fund - Class A	11.98%	3.58%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Energy Fund - Class A	7.89%	4.05%	7.55%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Energy 25/50 Index (reflects no deduction for fees, expenses, or taxes)	21.42%	8.27%	10.46%

Fidelity Advisor Financial Services Fund
Fund Summary Fund/Class: Fidelity Advisor® Financial Services Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Financial Services Fund	Fidelity Advisor Financial Services Fund - Class A		Fidelity Advisor Financial Services Fund - Class T		Fidelity Advisor Financial Services Fund - Class B		Fidelity Advisor Financial Services Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Financial Services Fund	Fidelity Advisor Financial Services Fund - Class A	Fidelity Advisor Financial Services Fund - Class T	Fidelity Advisor Financial Services Fund - Class B	Fidelity Advisor Financial Services Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.45%	0.46%	0.45%	0.45%
Total annual operating expenses	1.26%	1.52%	2.01%	2.01%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Financial Services Fund (USD $)	Fidelity Advisor Financial Services Fund - Class A	Fidelity Advisor Financial Services Fund - Class T	Fidelity Advisor Financial Services Fund - Class B	Fidelity Advisor Financial Services Fund - Class C
1 year	696	499	704	304
3 years	952	813	930	630
5 years	1,227	1,150	1,283	1,083
10 years	2,010	2,099	2,054	2,338

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Financial Services Fund (USD $)	Fidelity Advisor Financial Services Fund - Class A	Fidelity Advisor Financial Services Fund - Class T	Fidelity Advisor Financial Services Fund - Class B	Fidelity Advisor Financial Services Fund - Class C
1 year	696	499	204	204
3 years	952	813	630	630
5 years	1,227	1,150	1,083	1,083
10 years	2,010	2,099	2,054	2,338

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 260% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	38.10%	June 30, 2009
Lowest Quarter Return	-29.17%	December 31, 2008
Year-to-Date Return	-5.43%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Financial Services Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Financial Services Fund - Class A	0.34%	(9.66%)	(2.74%)
Return Before Taxes Fidelity Advisor Financial Services Fund - Class T	2.46%	(9.46%)	(2.74%)
Return Before Taxes Fidelity Advisor Financial Services Fund - Class B	0.71%	(9.55%)	(2.67%)
Return Before Taxes Fidelity Advisor Financial Services Fund - Class C	4.67%	(9.26%)	(2.86%)
Return After Taxes on Distributions Fidelity Advisor Financial Services Fund - Class A	0.34%	(10.39%)	(3.43%)
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Financial Services Fund - Class A	0.22%	(7.62%)	(2.06%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Financials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	14.87%	(7.96%)	(1.18%)

Fidelity Advisor Health Care Fund
Fund Summary Fund/Class: Fidelity Advisor® Health Care Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Health Care Fund	Fidelity Advisor Health Care Fund - Class A		Fidelity Advisor Health Care Fund - Class T		Fidelity Advisor Health Care Fund - Class B		Fidelity Advisor Health Care Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Health Care Fund	Fidelity Advisor Health Care Fund - Class A	Fidelity Advisor Health Care Fund - Class T	Fidelity Advisor Health Care Fund - Class B	Fidelity Advisor Health Care Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.38%	0.38%	0.38%	0.34%
Total annual operating expenses	1.19%	1.44%	1.94%	1.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Health Care Fund (USD $)	Fidelity Advisor Health Care Fund - Class A	Fidelity Advisor Health Care Fund - Class T	Fidelity Advisor Health Care Fund - Class B	Fidelity Advisor Health Care Fund - Class C
1 year	689	491	697	293
3 years	931	790	909	597
5 years	1,192	1,109	1,247	1,026
10 years	1,935	2,014	1,979	2,222

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Health Care Fund (USD $)	Fidelity Advisor Health Care Fund - Class A	Fidelity Advisor Health Care Fund - Class T	Fidelity Advisor Health Care Fund - Class B	Fidelity Advisor Health Care Fund - Class C
1 year	689	491	197	192
3 years	931	790	609	597
5 years	1,192	1,109	1,047	1,026
10 years	1,935	2,014	1,979	2,222

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.08%	September 30, 2009
Lowest Quarter Return	-18.16%	December 31, 2008
Year-to-Date Return	15.14%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Health Care Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Health Care Fund - Class A	10.21%	2.51%	1.34%
Return Before Taxes Fidelity Advisor Health Care Fund - Class T	12.54%	2.72%	1.33%
Return Before Taxes Fidelity Advisor Health Care Fund - Class B	11.10%	2.62%	1.41%
Return Before Taxes Fidelity Advisor Health Care Fund - Class C	15.08%	2.97%	1.23%
Return After Taxes on Distributions Fidelity Advisor Health Care Fund - Class A	10.21%	1.78%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Health Care Fund - Class A	6.63%	2.03%	1.09%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Health Care 25/50 Index (reflects no deduction for fees, expenses, or taxes)	5.97%	2.76%	0.75%

Fidelity Advisor Industrials Fund
Fund Summary Fund/Class: Fidelity Advisor® Industrials Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Industrials Fund	Fidelity Advisor Industrials Fund - Class A		Fidelity Advisor Industrials Fund - Class T		Fidelity Advisor Industrials Fund - Class B		Fidelity Advisor Industrials Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Industrials Fund	Fidelity Advisor Industrials Fund - Class A	Fidelity Advisor Industrials Fund - Class T	Fidelity Advisor Industrials Fund - Class B	Fidelity Advisor Industrials Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.32%	0.33%	0.37%	0.33%
Total annual operating expenses	1.13%	1.39%	1.93%	1.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Industrials Fund (USD $)	Fidelity Advisor Industrials Fund - Class A	Fidelity Advisor Industrials Fund - Class T	Fidelity Advisor Industrials Fund - Class B	Fidelity Advisor Industrials Fund - Class C
1 year	684	487	696	292
3 years	913	775	906	594
5 years	1,161	1,084	1,242	1,021
10 years	1,871	1,960	1,949	2,212

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Industrials Fund (USD $)	Fidelity Advisor Industrials Fund - Class A	Fidelity Advisor Industrials Fund - Class T	Fidelity Advisor Industrials Fund - Class B	Fidelity Advisor Industrials Fund - Class C
1 year	684	487	196	192
3 years	913	775	606	594
5 years	1,161	1,084	1,042	1,021
10 years	1,871	1,960	1,949	2,212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor Cyclical Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.60%	June 30, 2009
Lowest Quarter Return	-25.04%	December 31, 2008
Year-to-Date Return	6.84%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Industrials Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Industrials Fund - Class A	23.07%	6.77%	8.34%
Return Before Taxes Fidelity Advisor Industrials Fund - Class T	25.72%	7.01%	8.33%
Return Before Taxes Fidelity Advisor Industrials Fund - Class B	24.57%	6.90%	8.39%
Return Before Taxes Fidelity Advisor Industrials Fund - Class C	28.67%	7.24%	8.18%
Return After Taxes on Distributions Fidelity Advisor Industrials Fund - Class A	23.05%	5.92%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Industrials Fund - Class A	15.03%	5.53%	7.11%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Industrials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	27.40%	4.07%	4.02%

Fidelity Advisor Technology Fund
Fund Summary Fund/Class: Fidelity Advisor® Technology Fund /A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Technology Fund	Fidelity Advisor Technology Fund - Class A		Fidelity Advisor Technology Fund - Class T		Fidelity Advisor Technology Fund - Class B		Fidelity Advisor Technology Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Technology Fund	Fidelity Advisor Technology Fund - Class A	Fidelity Advisor Technology Fund - Class T	Fidelity Advisor Technology Fund - Class B	Fidelity Advisor Technology Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.37%	0.37%	0.37%	0.36%
Total annual operating expenses	1.18%	1.43%	1.93%	1.92%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Technology Fund (USD $)	Fidelity Advisor Technology Fund - Class A	Fidelity Advisor Technology Fund - Class T	Fidelity Advisor Technology Fund - Class B	Fidelity Advisor Technology Fund - Class C
1 year	688	490	696	295
3 years	928	787	906	603
5 years	1,187	1,104	1,242	1,037
10 years	1,924	2,003	1,968	2,243

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Technology Fund (USD $)	Fidelity Advisor Technology Fund - Class A	Fidelity Advisor Technology Fund - Class T	Fidelity Advisor Technology Fund - Class B	Fidelity Advisor Technology Fund - Class C
1 year	688	490	196	195
3 years	928	787	606	603
5 years	1,187	1,104	1,042	1,037
10 years	1,924	2,003	1,968	2,243

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 167% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	40.36%	December 31, 2001
Lowest Quarter Return	-38.80%	September 30, 2001
Year-to-Date Return	2.72%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Technology Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Technology Fund - Class A	19.11%	6.37%	0.59%
Return Before Taxes Fidelity Advisor Technology Fund - Class T	21.59%	6.60%	0.58%
Return Before Taxes Fidelity Advisor Technology Fund - Class B	20.42%	6.53%	0.64%
Return Before Taxes Fidelity Advisor Technology Fund - Class C	24.41%	6.83%	0.45%
Return After Taxes on Distributions Fidelity Advisor Technology Fund - Class A	19.11%	6.37%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Technology Fund - Class A	12.42%	5.51%	0.50%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Information Technology 25/50 Index (reflects no deduction for fees, expenses, or taxes)	13.09%	5.71%	(0.78%)

Fidelity Advisor Utilities Fund
Fund Summary Fund/Class: Fidelity Advisor® Utilities Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Utilities Fund	Fidelity Advisor Utilities Fund - Class A		Fidelity Advisor Utilities Fund - Class T		Fidelity Advisor Utilities Fund - Class B		Fidelity Advisor Utilities Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Utilities Fund	Fidelity Advisor Utilities Fund - Class A	Fidelity Advisor Utilities Fund - Class T	Fidelity Advisor Utilities Fund - Class B	Fidelity Advisor Utilities Fund - Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.43%	0.44%	0.43%	0.42%
Total annual operating expenses	1.24%	1.50%	1.99%	1.98%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Utilities Fund (USD $)	Fidelity Advisor Utilities Fund - Class A	Fidelity Advisor Utilities Fund - Class T	Fidelity Advisor Utilities Fund - Class B	Fidelity Advisor Utilities Fund - Class C
1 year	694	497	702	301
3 years	946	807	924	621
5 years	1,217	1,140	1,273	1,068
10 years	1,989	2,078	2,032	2,306

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Utilities Fund (USD $)	Fidelity Advisor Utilities Fund - Class A	Fidelity Advisor Utilities Fund - Class T	Fidelity Advisor Utilities Fund - Class B	Fidelity Advisor Utilities Fund - Class C
1 year	694	497	202	201
3 years	946	807	624	621
5 years	1,217	1,140	1,073	1,068
10 years	1,989	2,078	2,032	2,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 201% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor Telecommunications & Utilities Growth Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	23.16%	June 30, 2003
Lowest Quarter Return	-25.82%	September 30, 2008
Year-to-Date Return	8.95%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Utilities Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Utilities Fund - Class A	4.46%	4.19%	2.18%
Return Before Taxes Fidelity Advisor Utilities Fund - Class T	6.64%	4.40%	2.16%
Return Before Taxes Fidelity Advisor Utilities Fund - Class B	4.91%	4.29%	2.25%
Return Before Taxes Fidelity Advisor Utilities Fund - Class C	8.98%	4.65%	2.07%
Return After Taxes on Distributions Fidelity Advisor Utilities Fund - Class A	4.10%	3.90%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Utilities Fund - Class A	3.35%	3.58%	1.79%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
MSCI® U.S. IM Utilities 25/50 Index (reflects no deduction for fees, expenses, or taxes)	7.20%	4.28%	1.80%